787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

February 3, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Equity Trust

Post-Effective Amendment No. 318 to Registration Statement on Form N-1A

Securities Act File No. 33-43446

Investment Company Act File No. 811-06444

Ladies and Gentlemen:

On behalf of Legg Mason Partners Equity Trust (the “Trust”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify that the form of Prospectus and Statement of Additional Information for QS Batterymarch S&P 500 Index Fund and QS Batterymarch Managed Volatility Global Dividend Fund, each a series of the Trust, and the form of Statement of Additional Information for QS Batterymarch Managed Volatility International Dividend Fund, a series of the Trust, that would have been filed under Rule 497(c) would not have differed from those filed as part of Post-Effective Amendment No. 318 to the Trust’s Registration Statement on Form N-1A on January 23, 2015. That Post-Effective Amendment became effective on February 1, 2015, pursuant to Rule 485(b) under the 1933 Act.

Any questions or comments on the Amendment should be directed to the undersigned at 212-728-8558.

Very truly yours,

/s/ Dianne E. O’Donnell
Dianne E. O’Donnell

Enclosures

cc:	Rosemary D. Emmens, Legg Mason & Co., LLC

Robert M. Nelson, Legg Mason & Co., LLC

Benjamin J. Haskin, Willkie Farr & Gallagher LLP

Neesa P. Sood, Willkie Farr & Gallagher LLP

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